Accruals and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accruals and other current liabilities
Salary and welfare payable	$ 16,850	$ 30,597
Cloud infrastructure and IT related services fee payables	3,214	3,110
Payment from depositary bank, current (2)	3,113	2,611
Professional service fee payables	2,036	5,558
Deposit payable	1,436
Advertising and promotion fee payables	1,078	4,172
Sales return allowances	1,004	709
Tax payables	787	1,796
Payables for share repurchase	716
Membership fee to be refunded (1)	388	471
Product warranty	213	339
Others	2,548	1,484
Total accruals and other current liabilities	33,383	50,847
Other non-current liabilities
Payment from depositary bank, non-current (2)	7,004	8,484
Total accruals and other liabilities	$ 40,387	$ 59,331